Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)
Communication Services (10.7%)
*	Facebook Inc. Class A	21,295,082	3,552,020
*	Alphabet Inc. Class A	2,651,520	3,080,934
*	Alphabet Inc. Class C	2,644,857	3,075,466
	Verizon Communications Inc.	36,598,887	1,966,458
	AT&T Inc.	64,643,734	1,884,365
	Walt Disney Co.	15,949,845	1,540,755
*	Netflix Inc.	3,878,091	1,456,223
	Comcast Corp. Class A	40,173,464	1,381,164
*	Charter Communications Inc. Class A	1,387,702	605,468
*	Activision Blizzard Inc.	6,796,022	404,227
*	Electronic Arts Inc.	2,582,462	258,685
*	T-Mobile US Inc.	2,799,591	234,886
*	Twitter Inc.	6,873,718	168,819
*	Take-Two Interactive Software Inc.	1,002,675	118,927
	Omnicom Group Inc.	1,923,561	105,604
	CenturyLink Inc.	8,681,312	82,125
	Fox Corp. Class A	3,127,328	73,899
	ViacomCBS Inc. Class B	4,786,038	67,052
*	Live Nation Entertainment Inc.	1,244,293	56,566
	Interpublic Group of Cos. Inc.	3,437,746	55,657
*	Discovery Inc. Class C	2,965,063	52,007
*	DISH Network Corp. Class A	2,259,391	45,165
	News Corp. Class A	4,498,991	40,378
	Fox Corp. Class B	1,453,387	33,254
*,^	Discovery Inc. Class A	1,404,626	27,306
	News Corp. Class B	146	1
			20,367,411
Consumer Discretionary (9.7%)
*	Amazon.com Inc.	3,685,388	7,185,475
	Home Depot Inc.	9,652,757	1,802,266
	McDonald's Corp.	6,663,753	1,101,851
	NIKE Inc. Class B	11,026,639	912,344
	Starbucks Corp.	10,450,617	687,024
	Lowe's Cos. Inc.	6,782,876	583,666
	TJX Cos. Inc.	10,726,301	512,824
*	Booking Holdings Inc.	370,431	498,348
	Target Corp.	4,485,307	416,999
	Dollar General Corp.	2,251,863	340,054
	Ross Stores Inc.	3,201,724	278,454
	General Motors Co.	11,130,228	231,286
	eBay Inc.	6,770,524	203,522
*	O'Reilly Automotive Inc.	669,841	201,656
	Yum! Brands Inc.	2,677,350	183,479
	Marriott International Inc. Class A	2,401,546	179,660

* AutoZone Inc.	210,929	178,446
Hilton Worldwide Holdings Inc.	2,496,763	170,379
Ford Motor Co.	34,451,097	166,399
VF Corp.	2,898,326	156,741
* Dollar Tree Inc.	2,094,290	153,867
* Chipotle Mexican Grill Inc. Class A	226,225	148,042
Las Vegas Sands Corp.	2,990,250	126,996
Tiffany & Co.	953,995	123,542
Best Buy Co. Inc.	2,013,186	114,752
Aptiv plc	2,256,823	111,126
DR Horton Inc.	2,972,290	101,058
Garmin Ltd.	1,279,115	95,882
Lennar Corp. Class A	2,443,736	93,351
* Ulta Beauty Inc.	506,431	88,980
Tractor Supply Co.	1,047,447	88,562
Genuine Parts Co.	1,286,609	86,627
Hasbro Inc.	1,123,727	80,403
* NVR Inc.	30,709	78,895
* CarMax Inc.	1,456,837	78,421
Expedia Group Inc.	1,236,813	69,595
Darden Restaurants Inc.	1,083,236	58,993
Advance Auto Parts Inc.	611,080	57,026
* LKQ Corp.	2,719,645	55,780
MGM Resorts International	4,549,390	53,683
Wynn Resorts Ltd.	853,195	51,354
PulteGroup Inc.	2,247,431	50,163
Royal Caribbean Cruises Ltd.	1,522,128	48,967
Whirlpool Corp.	557,723	47,853
^ Carnival Corp.	3,546,520	46,708
Newell Brands Inc.	3,374,807	44,817
BorgWarner Inc.	1,827,367	44,533
* Mohawk Industries Inc.	527,921	40,249
Tapestry Inc.	2,440,080	31,599
Leggett & Platt Inc.	1,166,623	31,125
Ralph Lauren Corp.	441,720	29,520
Harley-Davidson Inc.	1,371,947	25,971
Hanesbrands Inc.	3,213,849	25,293
PVH Corp.	658,651	24,792
H&R Block Inc.	1,735,637	24,438
L Brands Inc.	2,061,530	23,831
* Norwegian Cruise Line Holdings Ltd.	1,889,842	20,713
Kohl's Corp.	1,385,487	20,214
* Under Armour Inc. Class A	1,634,999	15,058
^ Nordstrom Inc.	953,494	14,627
* Capri Holdings Ltd.	1,340,401	14,463
* Under Armour Inc. Class C	1,738,822	14,015
^ Macy's Inc.	2,733,418	13,421
Gap Inc.	1,875,102	13,201
Lennar Corp. Class B	46,974	1,358
		18,574,737
Consumer Staples (7.7%)
Procter & Gamble Co.	22,069,461	2,427,641
Coca-Cola Co.	34,121,401	1,509,872
PepsiCo Inc.	12,338,840	1,481,895
Walmart Inc.	12,554,461	1,426,438
Costco Wholesale Corp.	3,909,764	1,114,791
Philip Morris International Inc.	13,768,004	1,004,514

Altria Group Inc.	16,533,794	639,362
Mondelez International Inc. Class A	12,743,145	638,177
Colgate-Palmolive Co.	7,582,466	503,172
Kimberly-Clark Corp.	3,033,025	387,833
Estee Lauder Cos. Inc. Class A	1,968,322	313,632
Walgreens Boots Alliance Inc.	6,631,946	303,412
General Mills Inc.	5,346,437	282,132
Kroger Co.	7,091,472	213,595
Constellation Brands Inc. Class A	1,482,663	212,555
Sysco Corp.	4,515,851	206,058
* Monster Beverage Corp.	3,379,756	190,145
Hershey Co.	1,312,679	173,930
Archer-Daniels-Midland Co.	4,926,387	173,310
McCormick & Co. Inc.	1,093,068	154,352
Tyson Foods Inc. Class A	2,611,384	151,121
Clorox Co.	861,109	149,187
Church & Dwight Co. Inc.	2,170,916	139,329
Kraft Heinz Co.	5,506,574	136,233
Kellogg Co.	2,201,407	132,062
Conagra Brands Inc.	4,309,416	126,438
Hormel Foods Corp.	2,462,068	114,831
JM Smucker Co.	1,010,470	112,162
Brown-Forman Corp. Class B	1,611,328	89,445
Lamb Weston Holdings Inc.	1,292,543	73,804
Campbell Soup Co.	1,493,292	68,930
Molson Coors Beverage Co. Class B	1,661,593	64,819
Coty Inc. Class A	2,630,675	13,574
		14,728,751
Energy (2.6%)
Exxon Mobil Corp.	37,437,626	1,421,507
Chevron Corp.	16,730,920	1,212,322
ConocoPhillips	9,709,584	299,055
Kinder Morgan Inc.	17,236,142	239,927
Phillips 66	3,933,891	211,053
EOG Resources Inc.	5,149,531	184,971
Schlumberger Ltd.	12,247,329	165,216
Valero Energy Corp.	3,634,599	164,865
Williams Cos. Inc.	10,721,862	151,714
Marathon Petroleum Corp.	5,743,364	135,658
Pioneer Natural Resources Co.	1,462,854	102,619
ONEOK Inc.	3,649,085	79,587
Hess Corp.	2,294,410	76,404
Concho Resources Inc.	1,780,406	76,290
Occidental Petroleum Corp.	5,892,543	68,236
Cabot Oil & Gas Corp.	3,609,128	62,041
Baker Hughes Co.	5,753,706	60,414
Halliburton Co.	7,774,839	53,258
Diamondback Energy Inc.	1,429,866	37,463
National Oilwell Varco Inc.	3,423,361	33,652
HollyFrontier Corp.	1,321,115	32,381
Noble Energy Inc.	4,240,862	25,615
TechnipFMC plc	3,733,268	25,162
Devon Energy Corp.	3,438,397	23,759
Marathon Oil Corp.	7,097,562	23,351
Helmerich & Payne Inc.	960,770	15,036

Apache Corp.	3,338,775	13,956
		4,995,512
Financials (10.8%)
* Berkshire Hathaway Inc.	17,309,265	3,164,653
JPMorgan Chase & Co.	26,655,651	2,399,808
Bank of America Corp.	71,645,347	1,521,031
Wells Fargo & Co.	34,059,655	977,512
Citigroup Inc.	19,315,903	813,586
CME Group Inc.	3,171,988	548,468
S&P Global Inc.	2,162,657	529,959
American Express Co.	5,938,616	508,405
BlackRock Inc.	1,043,268	459,007
Chubb Ltd.	4,010,446	447,927
Goldman Sachs Group Inc.	2,818,790	435,757
US Bancorp	12,573,857	433,169
Intercontinental Exchange Inc.	4,926,391	397,806
Marsh & McLennan Cos. Inc.	4,464,561	386,006
Progressive Corp.	5,175,631	382,169
PNC Financial Services Group Inc.	3,876,223	371,032
Truist Financial Corp.	11,871,354	366,113
Morgan Stanley	10,305,673	350,393
Aon plc	2,070,998	341,798
Charles Schwab Corp.	10,113,357	340,011
Moody's Corp.	1,436,230	303,763
Allstate Corp.	2,865,011	262,807
Bank of New York Mellon Corp.	7,430,174	250,248
Travelers Cos. Inc.	2,285,581	227,072
Aflac Inc.	6,498,378	222,504
MSCI Inc. Class A	749,991	216,717
MetLife Inc.	6,919,527	211,530
Capital One Financial Corp.	4,120,917	207,777
T. Rowe Price Group Inc.	2,068,727	202,011
Willis Towers Watson plc	1,138,356	193,350
American International Group Inc.	7,700,247	186,731
Prudential Financial Inc.	3,557,669	185,497
State Street Corp.	3,218,062	171,426
Northern Trust Corp.	1,873,619	141,383
Arthur J Gallagher & Co.	1,649,383	134,441
First Republic Bank	1,491,432	122,715
M&T Bank Corp.	1,166,583	120,660
Ameriprise Financial Inc.	1,119,903	114,768
Hartford Financial Services Group Inc.	3,186,271	112,284
MarketAxess Holdings Inc.	336,010	111,747
Cincinnati Financial Corp.	1,346,187	101,570
Discover Financial Services	2,770,409	98,820
Nasdaq Inc.	1,015,978	96,467
Fifth Third Bancorp	6,286,689	93,357
KeyCorp	8,728,828	90,518
Cboe Global Markets Inc.	982,029	87,646
Synchrony Financial	5,002,064	80,483
Loews Corp.	2,263,703	78,845
Regions Financial Corp.	8,545,586	76,654
Huntington Bancshares Inc.	9,133,347	74,985
Citizens Financial Group Inc.	3,844,172	72,309
Principal Financial Group Inc.	2,283,700	71,571
Everest Re Group Ltd.	360,747	69,415
Raymond James Financial Inc.	1,092,687	69,058

* SVB Financial Group	455,798	68,862
E*TRADE Financial Corp.	1,996,244	68,511
WR Berkley Corp.	1,282,682	66,918
Globe Life Inc.	880,093	63,340
Assurant Inc.	537,813	55,981
Lincoln National Corp.	1,748,670	46,025
People's United Financial Inc.	3,934,966	43,481
Franklin Resources Inc.	2,476,426	41,332
Zions Bancorp NA	1,503,001	40,220
Comerica Inc.	1,279,154	37,530
Invesco Ltd.	3,299,750	29,962
Unum Group	1,823,882	27,376
		20,625,277
Health Care (15.3%)
Johnson & Johnson	23,289,928	3,054,008
UnitedHealth Group Inc.	8,384,133	2,090,835
Merck & Co. Inc.	22,529,634	1,733,430
Pfizer Inc.	48,972,713	1,598,469
Abbott Laboratories	15,639,402	1,234,105
Bristol-Myers Squibb Co.	20,743,242	1,156,228
Medtronic plc	11,860,743	1,069,602
Amgen Inc.	5,258,133	1,065,981
Eli Lilly & Co.	7,476,683	1,037,165
Thermo Fisher Scientific Inc.	3,548,478	1,006,348
AbbVie Inc.	13,086,499	997,060
Gilead Sciences Inc.	11,195,740	836,994
Danaher Corp.	5,657,164	783,008
CVS Health Corp.	11,513,375	683,089
Cigna Corp.	3,304,181	585,435
Becton Dickinson and Co.	2,393,891	550,044
* Vertex Pharmaceuticals Inc.	2,275,071	541,353
Allergan plc	2,905,113	514,496
Anthem Inc.	2,243,474	509,358
* Intuitive Surgical Inc.	1,022,976	506,588
* Biogen Inc.	1,596,870	505,218
Zoetis Inc.	4,216,114	496,194
Stryker Corp.	2,850,216	474,532
* Boston Scientific Corp.	12,330,431	402,342
Humana Inc.	1,172,033	368,042
Baxter International Inc.	4,516,618	366,704
* Illumina Inc.	1,300,335	355,148
* Edwards Lifesciences Corp.	1,845,070	348,017
* Regeneron Pharmaceuticals Inc.	706,654	345,052
* Centene Corp.	5,163,512	306,764
HCA Healthcare Inc.	2,342,265	210,453
Agilent Technologies Inc.	2,739,793	196,224
McKesson Corp.	1,428,778	193,257
ResMed Inc.	1,272,584	187,439
Zimmer Biomet Holdings Inc.	1,820,862	184,053
* IDEXX Laboratories Inc.	759,016	183,864
* Alexion Pharmaceuticals Inc.	1,958,399	175,845
Cerner Corp.	2,780,264	175,129
* IQVIA Holdings Inc.	1,597,177	172,272
* Mettler-Toledo International Inc.	215,391	148,730
Cardinal Health Inc.	2,584,897	123,920
Cooper Cos. Inc.	439,236	121,084
Teleflex Inc.	410,158	120,119

AmerisourceBergen Corp. Class A	1,331,666	117,852
* Incyte Corp.	1,583,876	115,987
* Align Technology Inc.	633,882	110,264
* Laboratory Corp. of America Holdings	858,172	108,464
STERIS plc	751,110	105,133
* Waters Corp.	570,622	103,882
Quest Diagnostics Inc.	1,193,423	95,832
* Hologic Inc.	2,374,234	83,336
* Varian Medical Systems Inc.	804,964	82,638
Dentsply Sirona Inc.	1,964,881	76,296
PerkinElmer Inc.	982,784	73,984
Universal Health Services Inc. Class B	709,436	70,291
* Mylan NV	4,564,729	68,060
* Henry Schein Inc.	1,301,330	65,743
* DaVita Inc.	791,796	60,224
Perrigo Co. plc	1,206,363	58,014
* ABIOMED Inc.	398,653	57,868
		29,167,866
Industrials (8.2%)
Union Pacific Corp.	6,142,993	866,408
Honeywell International Inc.	6,321,790	845,792
Lockheed Martin Corp.	2,196,359	744,456
Boeing Co.	4,731,171	705,607
3M Co.	5,089,028	694,703
United Technologies Corp.	7,179,112	677,206
General Electric Co.	77,288,666	613,672
United Parcel Service Inc. Class B	6,201,605	579,354
Caterpillar Inc.	4,891,405	567,599
Northrop Grumman Corp.	1,387,437	419,769
CSX Corp.	6,879,397	394,189
Deere & Co.	2,785,358	384,825
Illinois Tool Works Inc.	2,587,395	367,721
L3Harris Technologies Inc.	1,956,996	352,494
Norfolk Southern Corp.	2,306,616	336,766
Raytheon Co.	2,463,332	323,066
Waste Management Inc.	3,453,427	319,649
Roper Technologies Inc.	921,144	287,222
Eaton Corp. plc	3,658,955	284,264
General Dynamics Corp.	2,074,023	274,414
FedEx Corp.	2,123,003	257,435
Emerson Electric Co.	5,391,964	256,927
IHS Markit Ltd.	3,550,463	213,028
Verisk Analytics Inc.	1,451,034	202,245
PACCAR Inc.	3,061,570	187,154
Johnson Controls International plc	6,830,682	184,155
Cummins Inc.	1,356,031	183,498
Trane Technologies plc	2,121,268	175,196
Fastenal Co.	5,074,643	158,583
Rockwell Automation Inc.	1,021,463	154,149
Southwest Airlines Co.	4,191,332	149,253
Parker-Hannifin Corp.	1,136,338	147,417
AMETEK Inc.	2,022,157	145,636
Delta Air Lines Inc.	5,091,706	145,266
Fortive Corp.	2,613,522	144,240
TransDigm Group Inc.	440,694	141,106
Republic Services Inc.	1,863,252	139,856
Stanley Black & Decker Inc.	1,345,715	134,572

Cintas Corp.	741,731	128,483
Equifax Inc.	1,070,763	127,903
* Copart Inc.	1,808,784	123,938
Kansas City Southern	878,199	111,689
Old Dominion Freight Line Inc.	848,214	111,337
Dover Corp.	1,286,934	108,025
Xylem Inc.	1,595,589	103,921
Expeditors International of Washington Inc.	1,508,442	100,643
WW Grainger Inc.	386,426	96,027
Jacobs Engineering Group Inc.	1,199,651	95,096
IDEX Corp.	673,302	92,990
Masco Corp.	2,516,048	86,980
CH Robinson Worldwide Inc.	1,196,545	79,211
Westinghouse Air Brake Technologies Corp.	1,609,427	77,462
Ingersoll Rand Inc.	3,068,118	76,089
Allegion plc	822,674	75,702
JB Hunt Transport Services Inc.	755,972	69,723
* United Rentals Inc.	663,341	68,258
Huntington Ingalls Industries Inc.	361,347	65,841
* United Airlines Holdings Inc.	1,927,686	60,818
Arconic Inc.	3,420,816	54,938
Textron Inc.	2,025,109	54,010
Fortune Brands Home & Security Inc.	1,227,790	53,102
Snap-on Inc.	484,231	52,694
AO Smith Corp.	1,209,233	45,721
Rollins Inc.	1,244,250	44,967
Pentair plc	1,490,967	44,371
^ American Airlines Group Inc.	3,455,347	42,121
Quanta Services Inc.	1,263,800	40,100
Nielsen Holdings plc	3,158,035	39,602
Robert Half International Inc.	1,036,639	39,133
Alaska Air Group Inc.	1,092,073	31,091
Flowserve Corp.	1,159,730	27,706
		15,588,584
Information Technology (25.3%)
Microsoft Corp.	67,508,664	10,646,791
Apple Inc.	36,959,990	9,398,556
Visa Inc. Class A	15,148,271	2,440,689
Intel Corp.	38,494,268	2,083,310
Mastercard Inc. Class A	7,855,807	1,897,649
Cisco Systems Inc.	37,543,808	1,475,847
NVIDIA Corp.	5,415,734	1,427,588
* Adobe Inc.	4,283,557	1,363,199
* salesforce.com Inc.	7,849,161	1,130,122
* PayPal Holdings Inc.	10,390,476	994,784
Oracle Corp.	19,171,245	926,546
Accenture plc Class A	5,619,898	917,505
International Business Machines Corp.	7,837,126	869,372
Broadcom Inc.	3,510,254	832,281
Texas Instruments Inc.	8,272,646	826,686
QUALCOMM Inc.	10,105,043	683,606
Fidelity National Information Services Inc.	5,438,824	661,579
Intuit Inc.	2,303,677	529,846
Automatic Data Processing Inc.	3,830,018	523,487
* Fiserv Inc.	5,054,875	480,163
* ServiceNow Inc.	1,669,408	478,419
* Advanced Micro Devices Inc.	10,353,041	470,856

* Micron Technology Inc.	9,799,606	412,171
Global Payments Inc.	2,660,568	383,734
Applied Materials Inc.	8,171,926	374,438
Lam Research Corp.	1,283,408	308,018
* Autodesk Inc.	1,946,490	303,847
Analog Devices Inc.	3,258,474	292,122
HP Inc.	13,120,925	227,779
Cognizant Technology Solutions Corp. Class A	4,842,664	225,039
Motorola Solutions Inc.	1,515,083	201,385
KLA Corp.	1,396,791	200,775
Amphenol Corp. Class A	2,621,769	191,075
TE Connectivity Ltd.	2,961,115	186,491
Paychex Inc.	2,819,424	177,398
* ANSYS Inc.	757,327	176,056
Xilinx Inc.	2,225,341	173,443
* Synopsys Inc.	1,330,212	171,318
* VeriSign Inc.	914,100	164,620
* Cadence Design Systems Inc.	2,482,046	163,914
Citrix Systems Inc.	1,018,494	144,168
Microchip Technology Inc.	2,113,915	143,323
* FleetCor Technologies Inc.	767,967	143,257
Corning Inc.	6,802,848	139,731
* Keysight Technologies Inc.	1,659,229	138,844
Skyworks Solutions Inc.	1,506,625	134,662
* Akamai Technologies Inc.	1,428,686	130,710
* Fortinet Inc.	1,254,803	126,948
CDW Corp.	1,270,196	118,471
Maxim Integrated Products Inc.	2,397,158	116,526
Hewlett Packard Enterprise Co.	11,463,640	111,312
Western Digital Corp.	2,628,401	109,394
Leidos Holdings Inc.	1,178,513	108,011
Jack Henry & Associates Inc.	681,515	105,798
Seagate Technology plc	2,046,967	99,892
* Arista Networks Inc.	480,124	97,249
Broadridge Financial Solutions Inc.	1,015,280	96,279
NortonLifeLock Inc.	5,075,269	94,958
* Paycom Software Inc.	434,400	87,753
* Zebra Technologies Corp.	476,944	87,567
NetApp Inc.	2,018,556	84,154
* Qorvo Inc.	1,027,636	82,858
* Gartner Inc.	790,930	78,753
Western Union Co.	3,707,485	67,217
* F5 Networks Inc.	538,881	57,461
Juniper Networks Inc.	2,956,817	56,593
FLIR Systems Inc.	1,188,564	37,903
* IPG Photonics Corp.	314,428	34,675
Xerox Holdings Corp.	1,646,408	31,183
DXC Technology Co.	2,255,746	29,438
Alliance Data Systems Corp.	362,607	12,202
		48,299,794
Materials (2.4%)
Linde plc	4,753,935	822,431
Air Products & Chemicals Inc.	1,950,201	389,280
Ecolab Inc.	2,218,485	345,707
Sherwin-Williams Co.	726,726	333,945
Newmont Corp.	7,251,881	328,365
DuPont de Nemours Inc.	6,550,426	223,370

Dow Inc.	6,565,011	191,961
Ball Corp.	2,895,721	187,237
PPG Industries Inc.	2,092,997	174,975
Corteva Inc.	6,621,588	155,607
Vulcan Materials Co.	1,172,555	126,718
Amcor plc	14,354,666	116,560
LyondellBasell Industries NV Class A	2,269,214	112,621
International Paper Co.	3,471,728	108,075
Martin Marietta Materials Inc.	553,626	104,763
Nucor Corp.	2,684,575	96,698
^ International Flavors & Fragrances Inc.	945,536	96,520
FMC Corp.	1,147,816	93,765
Freeport-McMoRan Inc.	12,811,785	86,480
Celanese Corp.	1,069,524	78,492
Avery Dennison Corp.	737,963	75,176
Packaging Corp. of America	837,135	72,688
Westrock Co.	2,278,731	64,397
Eastman Chemical Co.	1,206,875	56,216
Albemarle Corp.	936,175	52,772
CF Industries Holdings Inc.	1,929,072	52,471
Sealed Air Corp.	1,366,004	33,754
Mosaic Co.	3,080,035	33,326
		4,614,370
Real Estate (3.0%)
American Tower Corp.	3,919,761	853,528
Crown Castle International Corp.	3,680,435	531,455
Prologis Inc.	6,531,288	524,920
Equinix Inc.	754,504	471,241
Digital Realty Trust Inc.	2,327,317	323,288
SBA Communications Corp.	996,998	269,160
Public Storage	1,329,500	264,052
Equity Residential	3,090,280	190,701
AvalonBay Communities Inc.	1,235,152	181,777
Welltower Inc.	3,592,290	164,455
Realty Income Corp.	3,032,324	151,192
Simon Property Group Inc.	2,715,508	148,973
Alexandria Real Estate Equities Inc.	1,084,557	148,649
Essex Property Trust Inc.	584,277	128,681
Boston Properties Inc.	1,271,382	117,260
Weyerhaeuser Co.	6,588,852	111,681
* CBRE Group Inc. Class A	2,958,947	111,582
Extra Space Storage Inc.	1,147,098	109,846
Duke Realty Corp.	3,247,194	105,144
Healthpeak Properties Inc.	4,372,627	104,287
Mid-America Apartment Communities Inc.	1,010,862	104,149
UDR Inc.	2,595,944	94,856
Ventas Inc.	3,302,476	88,506
Host Hotels & Resorts Inc.	6,335,432	69,943
Iron Mountain Inc.	2,537,077	60,382
Regency Centers Corp.	1,479,320	56,850
Vornado Realty Trust	1,396,995	50,585
Apartment Investment & Management Co.	1,321,885	46,464
Federal Realty Investment Trust	621,208	46,348
Kimco Realty Corp.	3,736,227	36,129
SL Green Realty Corp.	724,029	31,206

5,697,290

Utilities (3.6%)
	NextEra Energy Inc.			4,324,642	1,040,595
	Dominion Energy Inc.			7,283,926	525,827
	Duke Energy Corp.			6,451,144	521,769
	Southern Co.			9,280,499	502,446
	American Electric Power Co. Inc.			4,371,944	349,668
	Exelon Corp.			8,606,185	316,794
	Sempra Energy			2,495,718	281,991
	Xcel Energy Inc.			4,641,057	279,856
	WEC Energy Group Inc.			2,790,970	245,968
	Consolidated Edison Inc.			2,940,042	229,323
	Eversource Energy			2,864,050	223,997
	Public Service Enterprise Group Inc.			4,477,043	201,064
	FirstEnergy Corp.			4,782,887	191,650
	American Water Works Co. Inc.			1,599,826	191,275
	Edison International			3,173,920	173,899
	PPL Corp.			6,794,022	167,677
	Entergy Corp.			1,762,087	165,583
	DTE Energy Co.			1,699,931	161,443
	Ameren Corp.			2,176,796	158,536
	CMS Energy Corp.			2,510,287	147,479
	Evergy Inc.			2,014,067	110,874
	Atmos Energy Corp.			1,056,766	104,863
	Alliant Energy Corp.			2,129,864	102,851
	NiSource Inc.			3,306,177	82,555
	AES Corp.			5,873,414	79,878
	Pinnacle West Capital Corp.			995,008	75,412
	CenterPoint Energy Inc.			4,446,956	68,706
	NRG Energy Inc.			2,221,991	60,572
					6,762,551
Total Common Stocks (Cost $110,319,958)					189,422,143
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
1,2 Vanguard Market Liquidity Fund		0.943%		11,839,613	1,182,541

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	1.541%	4/30/20	3,000	3,000
3	United States Treasury Bill	1.551%	5/14/20	42,000	41,995
3	United States Treasury Bill	1.128%	6/4/20	4,540	4,539
					49,534
Total Temporary Cash Investments (Cost $1,232,674)					1,232,075
Total Investments (99.9%) (Cost $111,552,632)					190,654,218
Other Asset and Liabilities-Net (0.1%)3					102,015
Net Assets (100%)					190,756,233

Cost rounded to $000.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $109,173,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $119,060,000 was received for securities on loan.

3 Securities with a value of $49,534,000 and cash of $55,749,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	8,662	1,112,937	11,664

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
JPMorgan Chase & Co.	9/2/21	BOANA	116,100	(1.965)	—	(26,257)
Clorox Co.	2/2/21	GSI	43,278	(0.941)	34	—
Occidental Petroleum Corp.	2/2/21	GSI	25,660	(0.941)	—	(2,501)
JPMorgan Chase & Co.	9/2/21	BOANA	9,344	(1.175)	—	(347)
					34	(29,105)

1 Payment received/paid monthly.
BOANA—Bank of America NA.
GSI—Goldman Sachs International.

At March 31, 2020, the counterparties had deposited in segregated accounts cash of $26,099,000 in connection with open swap contracts.

Institutional Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that

Institutional Index Fund

counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	189,422,143	—	—	189,422,143
Temporary Cash Investments	1,182,541	49,534	—	1,232,075
Total	190,604,684	49,534	—	190,654,218
Derivative Financial Instruments
Assets
Futures Contracts[1]	291	—	—	291
Swap Contracts	—	34	—	34
Total	291	34	—	325
Liabilities
Futures Contracts[1]	18,289	—	—	18,289
Swap Contracts	—	29,105	—	29,105
Total	18,289	29,105	—	47,394
1 Represents variation margin on the last day of the reporting period.